Financial Instruments-risk management (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments-risk management [Line Items]
Foreign exchange gain (loss)	$ (2,193,000)	$ 13,872,000	$ (33,474,000)
Percentage of debt maturing in more than five years	99.00%
Borrowings, maturity	21 September 2024
Borrowings	$ 426,204,000	$ 358,672,000
Borrowings, interest rate	6.50%	7.50%
Gearing Ratio	70.00%	67.00%
Notional amount	$ 425,000,000
Proceeds from borrowings, classified as financing activities	$ 425,000,000	$ 186,000	7,036,000
Senior Secured Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity		2020
Borrowings, interest rate		7.50%
Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate	6.50%
Colombian subsidiary oil sales to Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue	99.00%
Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description Of Currency Devaluation Effect On Post Tax Loss	If the Argentine Peso, the Chilean Peso and the Colombian Peso had each devaluated an additional 10% against the US dollar, with all other variables held constant, post-tax loss for the year would have been higher by US$1,538,000 (US$2,683,400 in 2016 and US$ 1,003,300 in 2015).
Liquidity risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Cash	$ 134,755,000
Percentage of debt maturing in more than five years	99.00%
Barrels of oil equivalent per day in production at year end	31,000
Liquidity risk [member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Available credit line		$ 100,000,000	$ 100,000,000
Outstanding amounts payable	$ 10,000,000
Commodity price risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in price levels	If oil and methanol prices had fallen by 10% compared to actual prices during the year, with all other variables held constant, considering the impact of the derivative contracts in place, post-tax loss for the year would have been higher by US$ 10,423,000 (US$ 23,655,000 in 2016 and US$ 23,940,000 in 2015).
Interest Rate Risk [Member] | Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings	$ 425,000,000
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in interest rate	At 31 December 2017, the Group has no exposure to fluctuations in the interest rate, since its long-term borrowings were issued at fixed rate. At 31 December 2016 and 2015, if 1% had been added to interest rates on currency-denominated borrowings with all other variables held constant, post tax loss for the year would have been US$ 467,000 and US$ 507,000 higher, respectively.
Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio	30.00%	30.00%	30.00%
Credit Risk [Member] | Top of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio	45.00%	45.00%	45.00%
Credit Risk [Member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue	79.00%
Credit Risk [Member] | ENAP [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue	5.00%	10.00%	15.00%
Credit Risk [Member] | Methanex Chile S.A. [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue	5.00%	9.00%	7.00%
Credit Risk [Member] | Petrobras Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue	10.00%	15.00%	15.00%
Argentine Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar	17.00%	22.00%	52.00%
Chilean Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			16.00%
Currency Revaluation Percentage Against Dollar	8.00%	6.00%
Colombian Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			32.00%
Currency Revaluation Percentage Against Dollar	1.00%	5.00%
Brazilian Real [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar	2.00%		47.00%
Description Of Currency Devaluation Effect On Post Tax Loss	If the Brazilian Real had devaluated 10% against the US dollar, with all other variables held constant, post-tax loss for the year would have been higher by US$ 3,100,000 (US$ 5,300,000 in 2016 and US$ 7,400,000 in 2015).
Foreign exchange gain (loss)	$ 1,274,000	$ 14,542,000	$ 35,605,000
Currency Revaluation Percentage Against Dollar		17.00%